Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 21, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	QUAINT OAK BANCORP INC
Entity Central Index Key	0001391933
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 11,143,643
Entity Common Stock, Shares Outstanding		917,649
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013